SCHEDULE OF SUBSIDIARIES (Details) - ASC TECH Agent [Member]	9 Months Ended
	Sep. 30, 2023	Jul. 19, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of Subsidiary	ASC TECH Agent
Place of Organization	Japan
Percentage of Effective Ownership	0.00%	48.81%	48.81%	48.81%	48.81%